UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Principal Amount		Value

	COMMERCIAL PAPER – 71.5%
$8,250,000	Avery Dennison 0.32%, 10/4/2011	$8,249,780
8,250,000	Bacardi 0.35%, 10/13/2011	8,249,038
8,250,000	BMW U.S. Capital 0.32%, 10/18/2011	8,248,753
9,000,000	Centerpoint Energy 0.30%, 10/3/2011	8,999,850
8,260,000	Dairy Farmers 0.35%, 10/3/2011	8,259,839
8,250,000	Dental Supply 0.34%, 10/14/2011	8,248,987
8,250,000	Enbridge 0.35%, 10/13/2011	8,249,038
8,250,000	Enterprise Rent-A-Car U.S.A. Finance 0.35%, 10/12/2011	8,249,118
8,250,000	FMC Technology 0.37%, 10/18/2011	8,248,598
8,250,000	Harley Davidson 0.33%, 10/19/2011	8,248,639
9,000,000	Hasbro, Inc. 0.34%, 10/3/2011	8,999,830
8,250,000	ING America 0.86%, 10/19/2011	8,246,494
9,000,000	Kansas City Power & Light 0.30%, 10/3/2011	8,999,850
8,250,000	Nextera Energy 0.35%, 10/13/2011	8,249,038
8,250,000	ONEOK, Inc. 0.35%, 10/19/2011	8,248,556
8,250,000	Reed Elsevier 0.37%, 10/12/2011	8,249,092
8,250,000	Sempra Energy 0.35%, 10/18/2011	8,248,636
8,250,000	Spectra Energy 0.35%, 10/19/2011	8,248,556
8,250,000	Volvo 0.35%, 10/20/2011	8,248,476
	TOTAL COMMERCIAL PAPER (Cost $158,990,167)	158,990,168

	CORPORATE BONDS – 10.9%
8,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 2.65%, 8/17/20121	8,127,112
7,675,000	JPMorgan Chase & Co. 5.38%, 10/1/2012	7,988,585

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (continued)
$8,000,000	Metropolitan Life Global Funding I 2.88%, 9/17/20121	$8,128,712

	TOTAL CORPORATE BONDS (Cost $24,304,546)	24,244,409

Number of Contracts

	OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.0%
77	E-Mini S&P 500 Future Exercise Price: $1,250, Expiration Date: October 21, 2011	11,935
37	CME Euro FX Future Exercise Price: $1,400, Expiration Date: November 5, 2011	30,988
		42,923

	PUT OPTIONS – 0.3%
21	Australian Dollar Exercise Price: $1,020, Expiration Date: October 8, 2011	124,110
167	Euro-Bund Future Exercise Price: $135, Expiration Date: October 31, 2011	174,800
35	Gold, 100 Troy Oz. Future Exercise Price: $1,640, Expiration Date: October 26, 2011	224,700
78	Japanese Yen Exercise Price: $1,260, Expiration Date: October 7, 2011	12,675
167	U.S. 10 Year Future Exercise Price: $129, Expiration Date: October 21, 2011	73,062
		609,347
	TOTAL OPTIONS CONTRACTS (Cost $622,390)	652,270

	TOTAL INVESTMENTS – 82.7% (Cost $183,917,103)	183,886,847
	Other Assets in Excess of Liabilities2 – 17.3%	38,352,876
	TOTAL NET ASSETS – 100.0%	$222,419,723

See accompanying Notes to Schedule of Investments.
1 144A restricted security.
2 Includes appreciation (depreciation) on futures and forward foreign currency exchange contracts.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

Futures contracts outstanding at September 30, 2011:
					Unrealized
Number Of		Expiration	Value At	Value At	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2011	(Depreciation)
Long Contracts:
1	10YR IRS SWAP FUTURE CBOT	December-11	2	328	326
2	2YR EUR SWAP NOTE LIFFE	December-11	2	(7)	(9)
3	5YR IRS SWAP FUTURE CBOT	December-11	5	(656)	(661)
6	Amsterdam EOE Index AEX	October-11	79	3,999	3,920
2	Aust 90Day Bill Future Dec 2012	December-12	4	(141)	(145)
28	Aust 90Day Bill Future Dec11	December-11	68	(2,841)	(2,909)
103	Aust 90Day Bill Future Mar 2012	March-12	101	(11,477)	(11,578)
28	Aust 90Day Bill Future Mar 2012	June-12	57	(1,764)	(1,821)
3	Aust 90Day Bill Future Mar 2013	March-13	5	(141)	(146)
3	Aust 90Day Bill Future Mar 2013	June-13	5	(94)	(99)
5	Aust 90Day Bill Future Sep 2012	September-12	13	(71)	(84)
15	CAC-40 Index MATIF	October-11	31	3,093	3,062
48	Canadian 90 Day Bank Acceptance	December-11	93	3,999	3,906
198	Canadian 90 Day Bank Acceptance	March-12	183	21,884	21,701
73	Canadian 90 Day Bank Acceptance	June-12	106	14,558	14,452
23	Canadian 90 Day Bank Acceptance	September-12	53	5,148	5,095
5	Canadian 90 Day Bank Acceptance	December-12	8	1,030	1,022
2	DJIA Mini E-CBOT	December-11	4	(3,625)	(3,629)
19	Dow Jones Euro Stoxx EUREX	December-11	33	3,945	3,912
24	E-Mini NASDAQ 100 IX CME	December-11	41	(87,120)	(87,161)
1	E-Mini NIKKEI Stock Index OSE	December-11	-	52	52
374	Euribor 3 Month LIFFE	March-12	93	(77,614)	(77,707)
114	Euribor 3 Month LIFFE	June-12	68	(19,793)	(19,861)
99	Euribor 3 Month LIFFE	September-12	59	(12,815)	(12,874)
48	Euribor 3 Month LIFFE	December-12	55	(2,885)	(2,940)
48	Euribor 3 Month LIFFE	March-13	39	(1,694)	(1,733)
39	Euribor 3 Month LIFFE	June-13	31	(34)	(65)
36	Euribor 3 Month LIFFE	September-13	25	939	914
11	Euribor 3 Month LIFFE	December-13	13	1,006	993
6	Euribor 3 Month LIFFE	March-14	6	839	833
10	Euro Swiss LIFFE	March-12	2	(1,459)	(1,461)
21	Euro Swiss LIFFE	June-12	-	(2,312)	(2,312)
16	Euro Swiss LIFFE	September-12	-	(1,376)	(1,376)
2	Euro Swiss LIFFE	December-12	4	(55)	(59)
270	EuroDollar 3 Month CME	September-12	25	(72,163)	(72,188)
220	EuroDollar 3 Month CME	March-13	38	(59,900)	(59,938)
20	EuroDollar 3 Month CME	June-13	34	(4,188)	(4,222)
16	EuroDollar 3 Month CME	December-13	33	(3,288)	(3,321)
11	EuroDollar 3 Month CME	March-14	23	(2,325)	(2,348)
2	Euroyen (TIFFE)	December-11	14	(32)	(46)
6	Euroyen (TIFFE)	March-12	48	(162)	(210)
10	Euroyen (TIFFE)	June-12	41	(259)	(300)
20	Euroyen (TIFFE)	September-12	51	(697)	(748)
23	Euroyen (TIFFE)	December-12	51	(1,070)	(1,121)
3	Fed Fund Rate (1mo) CBT	October-11	-	(313)	(313)
4	Fed Fund Rate (1mo) CBT	November-11	-	(333)	(333)
6	Fed Fund Rate (1mo) CBT	December-11	-	(458)	(458)
4	Fed Fund Rate (1mo) CBT	January-12	-	(438)	(438)
5	Fed Fund Rate (1mo) CBT	February-12	-	(729)	(729)
4	Fed Fund Rate (1mo) CBT	March-12	-	(729)	(729)
2	S&P Midcap 400 E-mini Index CME	December-11	-	(7,970)	(7,970)
685	Sterling Rate 3 Month LIFFE	March-12	114	(110,623)	(110,737)
147	Sterling Rate 3 Month LIFFE	June-12	103	(23,445)	(23,548)
119	Sterling Rate 3 Month LIFFE	September-12	99	(22,199)	(22,298)
145	Sterling Rate 3 Month LIFFE	December-12	113	(27,106)	(27,219)
113	Sterling Rate 3 Month LIFFE	March-13	80	(20,602)	(20,682)
70	Sterling Rate 3 Month LIFFE	June-13	54	(10,846)	(10,900)
16	Sterling Rate 3 Month LIFFE	September-13	43	(2,901)	(2,944)
15	Sterling Rate 3 Month LIFFE	December-13	20	(1,636)	(1,656)
11	Sterling Rate 3 Month LIFFE	March-14	15	(876)	(891)
13	Stock Index 100 FTSE LIFFE	December-11	37	(22,417)	(22,454)
12	AUD 10 Yr Bond Future	December-11	171	(4,422)	(4,593)
143	Aust 3Yr Bond Future Dec11	December-11	163	(2,348)	(2,511)
159	Australian Dollar	December-11	202	(370,710)	(370,912)
46	Canadian 10 Year Government Bond ME	December-11	229	18,638	18,409
1	Cocoa	March-12	4	(358)	(362)
1	Cocoa CSCE	March-12	9	(380)	(389)
3	Coffee CSCE	March-12	9	(12,788)	(12,797)
68	Corn Future	March-12	53	(255,588)	(255,641)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

					Unrealized
Number Of		Expiration	Value At	Value At	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2011	(Depreciation)
Long Contracts: (continued)
3	Corn Future	May-12	8	(8,950)	(8,958)
10	Corn Future	July-12	12	(30,062)	(30,074)
21	Corn Future	September-12	21	(45,337)	(45,358)
4	EURO BUXL 30Yr Bond	December-11	4	2,603	2,599
96	Euro German Medium Bond EUREX	December-11	70	(13,674)	(13,744)
225	Euro German Schatz EUREX	December-11	101	(44,767)	(44,868)
122	EURO-BUND FUTURE	December-11	98	(51,879)	(51,977)
9	European Rapeseed MATIF	October-11	-	(11,624)	(11,624)
3	Feeder Cattle CME	November-11	-	3,388	3,388
18	Gasoline RBOB Future	October-11	50	(54,755)	(54,805)
1	Gasoline RBOB Future	December-11	2	(2,911)	(2,913)
55	Gold COMEX	December-11	90	(463,600)	(463,690)
20	Heating Oil NYMEX	October-11	30	(167,282)	(167,312)
1	Heating Oil NYMEX	December-11	1	(8,921)	(8,922)
2	Heating Oil NYMEX	January-12	3	(12,592)	(12,595)
2	Heating Oil NYMEX	February-12	4	(8,266)	(8,270)
42	JGB 10 Year TSE	December-11	284	(219,642)	(219,926)
141	JPY Currency Future	December-11	98	(169,475)	(169,573)
3	Kansas City Wheat KCBT	March-12	11	(5,550)	(5,561)
2	Lead LME Feed LME	December-11	18	(57,395)	(57,413)
7	Lean Hogs CME	February-12	11	9,220	9,209
238	Long Gilt Government Sec LIFFE	December-11	676	41,967	41,291
6	Midwest Live Cattle CME	October-11	18	5,470	5,452
2	Midwest Live Cattle CME	February-12	11	1,970	1,959
6	MXP Currency Future	December-11	132	(15,413)	(15,545)
3	NZ 90Day Bill Future Dec11	December-11	12	56	44
2	NZ 90Day Bill Future Mar 2012	March-12	8	130	122
1	Orange Juice NYCE	November-11	2	(38)	(40)
47	Petroleum-Brent Crude ICE	October-11	96	(398,896)	(398,992)
1	Petroleum-Gas Oil ICE	October-11	7	(6,275)	(6,282)
123	Petroleum-Gas Oil ICE	November-11	8	(516,100)	(516,108)
2	Robusta Coffee New LCE	January-12	3	(1,250)	(1,253)
1	Rough Rice Future (CBOT)	November-11	3	(780)	(783)
6	Silver Future	December-11	10	(215,085)	(215,095)
3	Soybean Meal CBT	January-12	24	(5,990)	(6,014)
1	Soybean Meal CBT	March-12	3	(3,720)	(3,723)
12	Soybeans CBT	January-12	42	(71,400)	(71,442)
1	Soybeans CBT	March-12	3	(7,363)	(7,366)
4	Soybeans CBT	May-12	7	(17,637)	(17,644)
6	Soybeans CBT	July-12	5	(28,838)	(28,843)
3	Swiss Government Bond 10 Year SOFFEX	December-11	1	176	175
205	T-Note US 2yr CBT	December-11	157	(42,281)	(42,438)
463	US 10YR NOTE FUT	December-11	519	(72,500)	(73,019)
3	US Dollar Index	December-11	-	1,145	1,145
57	US LONG BOND (CBT) Dec 11	December-11	58	34,625	34,567
301	US T-Note 5 Year CBT	December-11	102	(75,078)	(75,180)
2	US Ultra Treasury Bond	December-11	7	7,313	7,306
1	Wheat CBT	July-12	3	(1,325)	(1,328)
3	White Sugar #5 LCE	November-11	2	(815)	(817)
79	World Sugar #11 CSCE	February-12	91	(19,297)	(19,388)
41	WTI Crude NYMEX	November-11	21	(282,680)	(282,701)
					(4,250,306)
Short Contracts:
(21)	Aluminum (LME)	November-11	-	60,449	60,449
(47)	Aluminum (LME)	December-11	27	151,635	151,608
(11)	Aluminum (LME)	January-12	9	31,036	31,027
(250)	British Pound	December-11	142	(57,381)	(57,523)
(109)	C$ Currency Future	December-11	200	165,430	165,230
(1)	Canola Future	November-11	2	252	250
(10)	Cocoa	December-11	26	8,365	8,339
(50)	Cocoa CSCE	December-11	112	32,147	32,035
(6)	Coffee CSCE	December-11	23	24,656	24,633
(11)	Copper	December-11	26	69,550	69,524
(4)	Copper LME Feed LME	November-11	-	104,509	104,509
(15)	Copper LME Feed LME	December-11	5	268,836	268,831
(2)	Copper LME Feed LME	January-12	2	39,573	39,571
(58)	Corn Future	December-11	114	193,384	193,270
(2)	Cotton #2 NYCE	December-11	17	(2,105)	(2,122)
(1)	Cotton #2 NYCE	March-12	-	1,725	1,725

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

					Unrealized
Number Of		Expiration	Value At	Value At	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2011	(Depreciation)
Short Contracts: (continued)
(1)	Crude Palm Oil	December-11	6	(172)	(178)
(1)	DAX EUREX	December-11	21	(7,062)	(7,083)
(119)	E-Mini S&P 500 Index CME	December-11	252	221,481	221,229
(1)	EUR-BTP Future	December-11	-	(899)	(899)
(22)	Euribor 3 Month LIFFE	December-11	7	4,697	4,690
(197)	Euro	December-11	211	388,950	388,739
(183)	EuroDollar 3 Month CME	December-11	10	29,200	29,190
(31)	EuroDollar 3 Month CME	March-12	10	5,587	5,577
(194)	EuroDollar 3 Month CME	June-12	12	50,112	50,100
(74)	EuroDollar 3 Month CME	December-12	22	17,800	17,778
(1)	EuroDollar 3 Month CME	September-13	45	(450)	(495)
(1)	FTSE/JSE Top 40	December-11	-	(239)	(239)
(3)	Gasoline RBOB Future	November-11	32	9,122	9,090
(2)	Gasoline RBOB Future	January-12	4	12,600	12,596
(3)	Gasoline RBOB Future	February-12	7	9,845	9,838
(5)	Hang Seng Index	October-11	71	8,481	8,410
(30)	Heating Oil NYMEX	November-11	7	197,975	197,968
(10)	H-Shares Index	October-11	56	15,229	15,173
(79)	India Nifty 50 (SGX)	October-11	150	914	764
(21)	Kansas City Wheat KCBT	December-11	58	44,425	44,367
(1)	Lead LME Feed LME	November-11	-	1,612	1,612
(1)	Lead LME Feed LME	January-12	-	1,544	1,544
(19)	Lean Hogs CME	December-11	18	(29,540)	(29,558)
(6)	Midwest Live Cattle CME	December-11	17	(7,890)	(7,907)
(5)	MSCI Singapore Stock Index	October-11	10	3,085	3,075
(10)	MSCI Taiwan Stock Index	October-11	31	(3,115)	(3,146)
(74)	Natural Gas NYMEX	October-11	169	108,480	108,311
(27)	Natural Gas NYMEX	November-11	14	36,740	36,726
(5)	Natural Gas NYMEX	December-11	4	5,270	5,266
(5)	Natural Gas NYMEX	January-12	4	5,210	5,206
(5)	Natural Gas NYMEX	February-12	9	3,150	3,141
(33)	New Zealand Dollar	December-11	140	139,860	139,720
(3)	Nickel LME Feed LME	November-11	-	31,710	31,710
(1)	Nickel LME Feed LME	December-11	1	21,600	21,599
(3)	Nickel LME Feed LME	January-12	4	34,842	34,838
(12)	Nikkei 225	December-11	46	(18,552)	(18,598)
(6)	NIKKEI 225 Index (CME)	December-11	19	2,925	2,906
(22)	NIKKEI 225 Index (SGX)	December-11	80	(3,503)	(3,583)
(68)	OMX S30 Index Future	October-11	401	10,024	9,623
(1)	Palladium	December-11	-	3,945	3,945
(98)	Petroleum-Brent Crude ICE	November-11	25	627,390	627,365
(125)	Petroleum-Gas Oil ICE	December-11	7	514,900	514,893
(1)	Platinum NYMEX	January-12	-	(565)	(565)
(1)	Random Length Lumber Future	November-11	3	2,090	2,087
(9)	Robusta Coffee New LCE	November-11	2	4,260	4,258
(2)	Russell 2000 E-mini	December-11	5	5,770	5,765
(16)	S&P Canada 60 Index ME	December-11	36	29,920	29,884
(11)	South African Rand	December-11	20	1,200	1,180
(11)	Soybean Meal CBT	December-11	71	10,180	10,109
(23)	Soybean Oil CBT	December-11	21	28,704	28,683
(12)	Soybean Oil CBT	January-12	58	19,650	19,592
(3)	Soybean Oil CBT	March-12	33	2,880	2,847
(27)	Soybeans CBT	November-11	94	84,788	84,694
(15)	SPI 200 Futures	December-11	18	996	978
(316)	Sterling Rate 3 Month LIFFE	December-11	14	48,234	48,220
(111)	SWEDISH 10YR FUTR	December-11	595	(116,933)	(117,528)
(29)	Swiss Franc	December-11	101	37,900	37,799
(1)	TecDAX Stock Index	December-11	-	402	402
(15)	TOPIX Index Future	December-11	142	(14,919)	(15,061)
(58)	Wheat CBT	December-11	93	140,050	139,957
(11)	Wheat CBT	March-12	40	26,125	26,085
(4)	Wheat CBT	May-12	8	9,325	9,317
(10)	World Sugar #11 CSCE	April-12	18	4,054	4,036
(61)	WTI Crude NYMEX	October-11	32,127	589,865	557,738
(2)	WTI Crude NYMEX	December-11	4	10,940	10,936
(2)	WTI Crude NYMEX	January-12	4	11,300	11,296
(5)	WTI Crude NYMEX	February-12	9	9,750	9,741

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

					Unrealized
Number Of		Expiration	Value At	Value At	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2011	(Depreciation)
Short Contracts: (continued)
(6)	Zinc LME Feed LME	November-11	-	18,219	18,219
(3)	Zinc LME Feed LME	December-11	11	(10,989)	(11,000)
(3)	Zinc LME Feed LME	January-12	4	9,999	9,995
					4,516,323
					266,017

Cash held as collateral with broker for futures contracts was $28,315,437 at September 30, 2011.

Forward foreign currency exchange contracts outstanding as of September 30, 2011:
			Currency	Value At		Unrealized
			Amount	Settlement	Value At	Appreciation
Purchase Contracts:	Counterparty	Currency	Purchased	Date	September 30, 2011	(Depreciation)
Australian Dollar, Expiring 12/21/11	Morgan Stanley	AUD	2,198,610	2,173,466	2,114,147	(59,319)

Brazilian Real, Expiring 12/21/11	Morgan Stanley	BRL	5,886,771	3,165,959	3,118,254	(47,705)

Chilean Peso, Expiring 12/21/11	Morgan Stanley	CLP	404,401,707	783,455	764,621	(18,834)

Hungarian Forint, Expiring 12/21/11	Morgan Stanley	HUF	616,813,479	2,876,606	2,796,622	(79,984)

Indonesian Rupiah, Expiring 12/21/11	Morgan Stanley	IDR	4,425,151,739	485,907	499,471	13,564

Japanese Yen, Expiring 12/21/11	Morgan Stanley	JPY	473,251,379	6,193,965	6,145,455	(48,510)

New Zealand Dollar, Expiring 12/21/11	Morgan Stanley	NZD	8,758,696	7,062,169	6,657,707	(404,462)

Norwegian Krone, Expiring 12/21/11	Morgan Stanley	NOK	4,490,462	759,790	765,032	5,242

Peruvian Nuevo Sol, Expiring 12/21/11	Morgan Stanley	PEN	574,442	210,452	205,442	(5,010)

Russian Ruble, Expiring 12/21/11	Morgan Stanley	RUB	18,293,222	570,647	559,238	(11,409)

South Korean Won, Expiring 12/21/11	Morgan Stanley	KRW	854,995,864	740,675	722,711	(17,964)

Thai Baht, Expiring 12/21/11	Morgan Stanley	THB	1,198,237	39,319	38,366	(953)

Turkish Lira, Expiring 12/21/11	Morgan Stanley	TRY	3,757,349	2,037,015	1,994,841	(42,174)

United States Dollar, Expiring 12/21/11	Morgan Stanley	USD	4,331,425	4,331,425	4,331,425	-
				31,430,850	30,713,332	(717,518)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

			Currency	Value At		Unrealized
			Amount	Settlement	Value At	Appreciation
Sales Contracts:	Counterparty	Currency	Sold	Date	September, 2011	(Depreciation)
British Pound, Expiring 12/21/11	Morgan Stanley	GBP	(292,690)	(465,689)	(456,349)	9,340

Canadian Dollar, Expiring 12/21/11	Morgan Stanley	CAD	(10,044,958)	(9,894,489)	(9,622,994)	271,495

Columbian Peso, Expiring 12/21/11	Morgan Stanley	COP	(92,002,143)	(48,372)	(47,425)	947

Czech Republic Koruna, Expiring 12/21/11	Morgan Stanley	CZK	(48,942,022)	(2,699,958)	(2,658,857)	41,101

Euro, Expiring 12/21/11	Morgan Stanley	EUR	(1,891,805)	(2,578,517)	(2,537,778)	40,739

Indian Rupee, Expiring 12/21/11	Morgan Stanley	INR	(16,677,445)	(341,911)	(336,701)	5,210

Israeli Shekel, Expiring 12/21/11	Morgan Stanley	ILS	(667,673)	(179,355)	(177,456)	1,899

Malaysian Ringgit, Expiring 12/21/11	Morgan Stanley	MYR	(2,077,929)	(657,125)	(649,178)	7,947

Mexican Peso, Expiring 12/21/11	Morgan Stanley	MXN	(21,527,972)	(1,599,882)	(1,546,218)	53,664

Philippine Peso, Expiring 12/21/11	Morgan Stanley	PHP	(22,962,300)	(525,052)	(523,137)	1,915

Poland Zloty, Expiring 12/21/11	Morgan Stanley	PLN	(8,765,876)	(2,691,903)	(2,645,318)	46,585

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2011 (Unaudited)

			Currency	Value At		Unrealized
			Amount	Settlement	Value At	Appreciation
Sales Contracts: (continued)	Counterparty	Currency	Sold	Date	September, 2011	(Depreciation)
Singapore Dollar, Expiring 12/21/11	Morgan Stanley	SGD	(443,606)	(338,633)	(340,444)	(1,811)

South African Rand, Expiring 12/21/11	Morgan Stanley	ZAR	(4,453,472)	(559,833)	(550,088)	9,745

Swedish Krona, Expiring 12/21/11	Morgan Stanley	SEK	(27,540,195)	(4,100,700)	(3,996,195)	104,505

Swiss Franc, Expiring 12/21/11	Morgan Stanley	CHF	(3,347,527)	(3,730,445)	(3,691,865)	38,580

Taiwan Dollar, Expiring 12/21/11	Morgan Stanley	TWD	(30,557,837)	(1,018,986)	(1,004,984)	14,002
				(31,430,850)	(30,784,987)	645,863
				-	(71,655)	(71,655)

Cash held as collateral with broker for forward foreign currency exchange contracts in the amount of $4,984,563

AUD - Australian Dollar
BRL - Brazilian Real
CLP - Chilean Peso
HUF - Hungarian Forint
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
RUB - Russian Ruble
THB - Thai Baht
TRY - Turkish Lira
USD - United States Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan Dollar
ZAR - South African Rand

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Note 1 – Organization
Ramius Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index. The Fund commenced investment operations on September 13, 2011.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The consolidated Schedules of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the Fund.

Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2011, net assets of the Fund were $222,419,723, of which $39,154,270, or approximately 17.6%, represented the Fund’s ownership of the shares of the Subsidiary.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2011 (Unaudited)

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(e) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At September 30, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$183,917,103

Unrealized appreciation	$164,451
Unrealized depreciation	(194,707)
Net unrealized depreciation on investments	$(30,256)

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2011 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ramius Trading Strategies Managed Futures Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets
Commercial Paper	$-	$158,990,168	$-	$158,990,168
Corporate Bonds	-	24,244,409	-	24,244,409
Options Contracts	652,270	-	-	652,270
Total Assets	$652,270	$183,234,577	$-	$183,886,847

Other Financial Instruments*
Futures Contracts	$266,017	$-	$-	$266,017
Forward Foreign Currency Exchange Contracts	(71,655)	-	-	(71,655)
Total Other Financial Instruments	$194,362	$-	$-	$194,362

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts and written options.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	November 28, 2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	November 28, 2011